Joint Ventures and Associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Joint Ventures [Member] | Oceania [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment loss result of changes in outlook	$ 837